Relevant Facts (Details)	Oct. 13, 2023
Relevant Facts [Line Items]
Percentage of outstanding shares	100.00%
Percentage of shares	51.00%
Casino Group [Member]
Relevant Facts [Line Items]
Percentage of equity interest	34.05%
Companhia Brasileira de Distribuição S.A. [Member]
Relevant Facts [Line Items]
Percentage of equity interest	13.26%